Income Taxes - Provision for income taxes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Canada	CAD (1.9)	CAD 0.0
Luxembourg	0.2	0.2
Current tax expense (recovery)	(1.7)	0.2
Deferred tax:
Canada	(99.2)	(336.4)
United States	201.3	(44.9)
Deferred tax expense (recovery)	102.1	(381.3)
Income tax recovery	CAD 100.4	CAD (381.1)